Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of classification and linkage terms of financial instruments
	NIS	Linked to the U.S. dollar	Linked to the Euro and other	Total
December 31, 2020
Cash	1,057	584,205	76	585,338
Bank deposits	-	85,596	-	85,596
Restricted deposits	406	62	-	468
Trade receivables	17	534	162	713
Other receivables	410	19	-	429
	1,890	670,416	238	672,544
Financial liabilities at amortized cost	4,366	16,134	45	20,545
Total net financial assets (liabilities)	(2,476)	654,282	193	651,999

December 31, 2019
Cash	348	3,536	10	3,894
Restricted deposits	377	31	-	408
Trade receivables	-	1,586	230	1,816
Other receivables	342	-	-	342
	1,067	5,153	240	6,460
Financial liabilities at amortized cost	4,503	6,740	13	11,256
Total net financial assets (liabilities)	(3,436)	(1,587)	227	(4,796)

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	(124)
Increase at a rate of 10%	(248)
Decrease at a rate of 5%	124
Decrease at a rate of 10%	248

Schedule of fair value of financial instruments position
	December 31, 2020
	Level 1	Level 2	Level 3	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Warrants	-	11,636	-	11,636
Financial derivatives	-	350	-	350
Total	-	11,986	-	11,986
	December 31, 2019
	Level 1	Level 2	Level 3	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Financial liabilities:
Warrants	-	793	1,364	2,157
Convertible notes	-	-	1,223	1,223
Financial derivatives	-	-	318	318
Total	-	793	2,905	3,698

Schedule of repayment dates of financial liabilities
	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2020
Trade payables	776	-	776
Other payables	5,910	-	5,910
Lease liabilities	-	2,618	2,618
Liability in respect of government grants	-	850	850
	6,686	3,468	10,154
December 31, 2019
Trade payables	850	-	850
Other payables	3,547	28	3,575
Lease liabilities	-	2,089	2,089
Liability in respect of government grants	-	1,044	1,044
	4,397	3,161	7,558